PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule Of Property, Plant And Equipment
Property, plant and equipment consist of the following (in thousands):

	As of December 31,
	2024	2023
Land	$70,888	$70,888
Buildings	154,039	143,207
Furniture and Fixtures	1,483	827
Leasehold Improvements	15,574	14,680
Equipment and Software	11,094	9,498
Construction in Progress	6,456	10,166
Total Property, Plant and Equipment	259,534	249,266
Less Accumulated Depreciation and Amortization	(47,282)	(33,580)
Property, Plant and Equipment, Net	$212,252	$215,686